Redeemable Non-Controlling Interests - Schedule of Redeemable Non-Controlling Interest (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Beginning balance	¥ 305,708
Redeemable non-controlling interests arising from business combination		¥ 144,512
Ending balance		305,708
Series B Onshore Investors [Member]
Noncontrolling Interest [Line Items]
Capital injection by Series B Onshore Investors		¥ 161,196
Series A-3 Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Exercise of Series Option	(144,512)
Series B Preferred Shares [Member]
Noncontrolling Interest [Line Items]
Exercise of Series Option	¥ (161,196)